Investments in Private Companies	12 Months Ended
Mar. 31, 2019
Investments in Private Companies [Abstract]
INVESTMENTS IN PRIVATE COMPANIES

9.	INVESTMENTS IN PRIVATE COMPANIES

	2019	2018
Year ended March 31,	in 000'$	in 000'$
Sentien Biotechnologies Inc. ("Sentien")	700	700
Intensity	4,500	-
	$5,200	$700

Sentien

In August 2015, the Company acquired 210,210 shares of Series A preferred stock in Sentien ("Preferred Stock"), a Medford, MA based private company for $700,000 of cash. The Preferred Stock is fully convertible into equal number of common shares. The Company's holdings represent 5.06% of the equity of Sentien on a fully diluted basis as at March 31, 2019 and 2018, respectively. The investment in Sentien has been irrevocably designated as a financial asset recorded at fair value with gains and losses recorded through OCI. In accordance with the guidance in IFRS 9 regarding when cost may be the best estimate of fair value, Sentien is recorded at cost (see Note 3).

Intensity

In connection with the SalvaRx Acquisition, the Company acquired a $4.5 million interest in Intensity, a clinical stage biotechnology company, for 1 million shares, or a 7.5% equity interest in Intensity (see Note 10). The investment was recorded at fair value (which approximates cost) at the acquisition date. The investment in Intensity has been irrevocably designated as a financial asset recorded at fair value with gains and losses recorded through OCI. The fair value of the asset is determined by considering other comparable equity funding transactions by Intensity with unrelated investors.